Statements of Changes In Shareholders' Equity - USD ($)	Total	IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] IPO [Member]	Class B Ordinary Shares [Member]
Beginning Balance at Nov. 28, 2017	$ 0		$ 0		$ 0	$ 0		$ 0
Beginning Balance (Shares) at Nov. 28, 2017						0		0
Issuance of Class B ordinary shares to Sponsor	25,000		24,425					$ 575
Issuance of Class B ordinary shares to Sponsor (Shares)								5,750,000
Net income	(8,819)				(8,819)
Ending Balance at Dec. 31, 2017	16,181		24,425		(8,819)			$ 575
Ending Balance (Shares) at Dec. 31, 2017								5,750,000
Sale of units in initial public offering, gross		$ 200,000,000		$ 199,998,000			$ 2,000
Sale of units in initial public offering, gross (Sshares)							20,000,000
Offering costs		$ (11,945,186)		$ (11,945,186)
Sale of private placement warrants to Sponsor in private placement	6,000,000		6,000,000			$ 0		$ 0
Sale of private placement warrants to Sponsor in private placement, Shares						0		0
Forfeiture of Class B ordinary shares			75					$ (75)
Forfeiture of Class B ordinary shares (Shares)								(750,000)
Common stock subject to possible redemption	(191,666,280)		(191,664,363)			$ (1,917)
Common stock subject to possible redemption (Shares)						(19,166,628)
Net income	2,595,287				2,595,287
Ending Balance at Dec. 31, 2018	$ 5,000,002		$ 2,412,951		$ 2,586,468	$ 83		$ 500
Ending Balance (Shares) at Dec. 31, 2018						833,372		5,000,000